SEMI-ANNUAL REPORT (UNAUDITED)

June 30, 2002

Mosaic Income Trust

mmMosaic Government Fund

mmMosaic Intermediate Income Fund

Contents

Letter to Shareholders	1
Management’s Discussion of Fund Performance
mReview of Period	2
mFund Overview	2
Portfolio of Investments
mGovernment Fund	4
mIntermediate Income Fund	5
Statements of Assets and Liabilities	7
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11

Letter to Shareholders

Investors were tested this past six months with a major bear market in stocks, and a bond market nervous over interest rates, geo-political stresses, and a series of corporate scandals. Investors in Mosaic Government Fund and Mosaic Intermediate Income Fund weathered these turbulent times well. As expected in times of uncertainty, a flight to quality benefited government and government agency bonds, and Mosaic Government Fund showed a six-month return of 2.95%. The same behavior had the opposite outcome for Mosaic Intermediate Income, which maintained a high stake in corporate bonds. Intermediate Income saw a small loss of ?0.29% for the six-month period.

The combination of stock market woes, miniscule returns on money markets, and low yields on bonds gave many investors pause regarding just where they should be invested. At times like these, it is often best to return to fundamentals and reexamine investment goals. Certainly this period was an affirmation for investors who depend on bonds to provide regular income and dampen investment volatility. We are encouraging all our investors to look carefully at their investments and to make sure that they have an asset allocation strategy that makes sense going forward.

In a low-interest rate environment, there is natural concern about the prospects for bond returns. Rising interest rates will drive down the value of existing bonds. As active bond managers, we are acutely sensitive to this scenario, and have been gradually reducing the average maturity in Income Trust. This will make the funds less sensitive to any future increases in interest rates, while giving us the ability to increase the yield of the portfolios should higher-yielding bonds come into the marketplace.

Over the past year many investors have been finding new attractions in bonds and bond funds. We want to thank all of our shareholders, old and new, for their continued confidence in Mosaic.

Sincerely,

(Signature)

Katherine Frank
President

Management’s Discussion of Fund Performance

Review of Period

The first six months of 2002 saw a steady stream of negative corporate news, a stock market spiraling downward, and paradoxically, many signs of a firming economy. American consumers continued to spend on housing, autos and general retail items at an accelerating clip. Although corporate profits were hardly robust, they turned higher. Leading economic indicators showed expansion, while consumer confidence held at high levels. Based on this evidence, expectations would be for rising interest rates and constrained returns for bonds. Instead, rates actually fell, with the 10-year Treasury ending the period at a yield of 4.80%. In the wake of a series of corporate scandals and a crisis in confidence in corporate governance, the Federal Reserve Board held firm, keeping short-term interest rates at multi-decade lows.

Why has the normal relationship between the economy and the bond market decoupled? Quite simply, the strength of bonds has been driven by intangibles: fears driven by terrorism and international troubles and steady news of corporate scandals.

It is our belief that these conditions are temporary, and these emotional constraints will give way to fundamentals. For instance, we are already seeing significant measures to deal with corporate fraud, and although economic growth appeared to slow into the latter part of this six-month period, it was growth nonetheless.

Fund Overview

Mosaic Government Fund

Mosaic Government Fund returned 2.95% for the semi-annual period ended June 30, 2002. This return was a bit lower than the fund’s peers, as the Lipper Intermediate Government Fund Index advanced 3.80%. This reflects management’s defensive positioning of the portfolio at a shorter duration, a strategy that was not rewarded over this past six months. However, if the economy continues to recover, investors will begin to react to the prospect of higher rates, and the fund will then benefit from this strategy.

The period was a strong one for government bonds. The Federal Reserve Board held interest rates at low levels while economic uncertainties reduced interest in corporate bonds. Cash flows from stocks to bonds were the catalyst for solid returns among government issuances.

Mosaic Government was heavily weighted towards government agency notes, whose added yields over Treasuries (spreads) continued to appeal to management. The fund’s largest positions at year-end were intermediate duration bonds issued by Freddie Mac and Fannie Mae.

FUND-AT-A-GLANCE
Objective: Mosaic Government provides investors with monthly dividends by investing in bonds and other securities issued or guaranteed by the U.S. Government.

Net Assets: $5.5 million

Date of Inception: July 21, 1983

Ticker: GIGVX

Mosaic Intermediate Income Fund

Mosaic Intermediate Income Fund returned -0.29% for the six months ended June 30, 2002. Over the same period, the Lipper General Bond Fund Index was up 2.04%. The performance gap had two factors. First, the fund’s shorter maturity was not additive over this six-month period, as interest rates crept down, despite evidence of an economic recovery. Secondly, the fund was directly impacted by one of the major corporate scandals of the period, as its holdings of WorldCom bonds plummeted following revelations of corporate fraud. These bonds were sold in the wake of this announcement, reflecting our complete loss of faith in the firm’s financial position.

The bulk of the fund was invested in high-quality, intermediate corporate bonds throughout the period, with much of the remainder in government agency securities. Intermediate Income can invest as much as 35% in lower-rated securities, but in the wake of the recent recession and in the face of corporate scandals, low-rated bonds were the worst performing category among domestic bonds, with the Lipper High Yield Bond Fund Index sinking ?5.21% for the period. Intermediate Income avoided much of this downturn, with an exposure to Bb-rated bonds in the 10-11% range. The downside was also mitigated by holding all Bb-rated bonds within the high-yield segment of the fund. Bb-rated bonds are the highest rated bonds categorized as high yield.

Looking forward, we continue to believe that a recovering economy will be a positive for corporate bonds. Corporate bond yields continue to have a yield advantage as well, which we expect will help overall returns and mitigate the effect of rising rates on our holdings. A rebounding economy will also buoy the prospects of lower-rated bonds, which we foresee playing a larger role in the fund’s portfolio over the next year.

FUND-AT-A-GLANCE
Objective: Mosaic Intermediate Income provides relatively higher income by investing in a mix of higher, medium and lower-rated corporate bonds.

Net Assets: $6.8 million

Date of Inception: July 21, 1983

Ticker: GITMX

Government Fund • Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Market Value
Moody’s	S&P
		U.S. GOVERNMENT & AGENCY OBLIGATIONS: 96.0% of net assets
		US TREASURY NOTES: 14.9%
Aaa	AAA	US Treasury Notes, 7.875%, 11/15/04	$250,000	$277,134
Aaa	AAA	US Treasury Notes, 5.875%, 11/15/05	500,000	535,946
		U.S. GOVERNMENT AGENCY NOTES: 58.6%
Aaa	AAA	Freddie Mac, 6.25%, 7/15/04	410,000	436,377
Aaa	AAA	Freddie Mac, 6.875%, 1/15/05	230,000	249,536
Aaa	AAA	Freddie Mac, 7.625%, 9/9/09	200,000	202,221
Aaa	AAA	Fannie Mae, 6.50%, 8/15/04	250,000	267,012
Aaa	AAA	Fannie Mae, 7.125%, 2/15/05	550,000	599,908
Aaa	AAA	Fannie Mae, 5.75%, 6/15/05	350,000	370,886
Aaa	AAA	Fannie Mae, 6.48%, 12/24/07	300,000	305,772
Aaa	AAA	Fannie Mae, 6.375%, 6/15/09	350,000	379,125
Aaa	AAA	Fannie Mae, 7.25%, 1/15/10	350,000	397,287
BA1	BB	Tricon Global Restaurant, 8.5%, 4/15/06	150,000	156,750
BA1	BBB	Watson Pharmaceutical, 7.125%, 5/15/08	100,000	98,400
		U.S. GOVERNMENT & AGENCY OBLIGATIONS: 96.0% of net assets
		US TREASURY NOTES: 14.9%
Aaa	AAA	US Treasury Notes, 7.875%, 11/15/04	$250,000	$277,134
Aaa	AAA	US Treasury Notes, 5.875%, 11/15/05	500,000	535,946
		U.S. GOVERNMENT AGENCY NOTES: 58.6%
Aaa	AAA	Freddie Mac, 6.25%, 7/15/04	410,000	436,377
Aaa	AAA	Freddie Mac, 6.875%, 1/15/05	230,000	249,536
Aaa	AAA	Freddie Mac, 7.625%, 9/9/09	200,000	202,221
Aaa	AAA	Fannie Mae, 6.50%, 8/15/04	250,000	267,012
Aaa	AAA	Fannie Mae, 7.125%, 2/15/05	550,000	599,908
Aaa	AAA	Fannie Mae, 5.75%, 6/15/05	350,000	370,886
Aaa	AAA	Fannie Mae, 6.48%, 12/24/07	300,000	305,772
Aaa	AAA	Fannie Mae, 6.375%, 6/15/09	350,000	379,125
Aaa	AAA	Fannie Mae, 7.25%, 1/15/10	350,000	397,287
		MORTGAGE BACKED SECURITIES: 22.5%
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #E57247, 6.5%, 3/1/09	148,344	155,519.00
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #C01364, 6.5%, 6/1/32	300,000	306,571
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32	297,506	303,837
Aaa	AAA	Fannie Mae, Mortgage Pool #254346, 6.5%, 6/1/32	299,188	305,555
Aaa	AAA	Ginnie Mae II, Guaranteed Pass Through Certificates #2483, 7%, 9/20/27	154,375	160,377
		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (cost $5,053,358)		$5,253,063
		REPURCHASE AGREEMENT: 2.7% of net assets
		Morgan Stanley Dean Witter and Company issued 6/28/02 at 1.7%, due 7/01/02, collateralized by $152,023 in United States Treasury Notes due 11/15/07. Proceeds at maturity are $149,021. (cost $149,000)		149,000
		TOTAL INVESTMENTS: 98.7% of net assets (cost $5,202,358)		$5,402,063
		CASH AND RECEIVABLES LESS LIABILITIES: 1.3% of net assets		69,831
		NET ASSETS: 100%		$5,471,894

Intermediate Income Fund • Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Market Value
Moody’s	S&P
		CORPORATE DEBT SECURITIES: 60.9% of net assets
		CONSUMER STAPLES: 2.2%
A2	A	Coca-Cola Enterprise, 5.25%, 5/15/07	150,000	153,503
		ENERGY: 4.8%
BAA2	BBB	Occidental Petroleum, 7.375%, 11/15/18	200,000	219,675
BAA2	BBB	Oryx Energy Company, 8.125%, 10/15/05	100,000	109,856
		FINANCIALS: 15.3%
A3	BBB+	Ford Motor Credit, 6.875%, 2/1/06	200,000	204,774
A2	BBB+	GMAC, 5.75%, 11/10/03	200,000	205,101
A2	A	Household Finance Co, 7.875%, 3/1/07	200,000	213,522
A1	AA	International Lease Finance, 5.75%, 10/15/06	200,000	206,528
AA3	AA	Morgan Stanley Dean Witter, 6.875%, 3/1/07	200,000	214,184
		INDUSTRIAL: 18.0%
BA3	BB+	American Standard, 7.375%, 2/1/08	175,000	181,125
BA3	BB	CSC Holdings Inc, 9.875%, 2/15/13	100,000	74,500
A3	BBB+	Daimler Chrysler, 7.2%, 9/1/09	150,000	156,770
BAA1	A	Equifax, 6.3%, 7/1/05	200,000	208,043
A2	A	Gannett, Inc, 4.95%, 4/1/05	200,000	204,170
BAA2	BBB	International Paper, 8%, 7/8/03	140,000	146,824
BA1	BB	Tricon Global Restaurant, 8.5%, 4/15/06	150,000	156,750
BA1	BBB	Watson Pharmaceutical, 7.125%, 5/15/08	100,000	98,400
		RETAILERS—APPAREL: 5.6%
A3	BB+	Gap Inc, 6.9%, 9/15/07	200,000	182,737
A3	A	Kohl’s Corporation, 6.7%, 2/1/06	185,000	199,638
		TECHNOLOGY: 7.3%
A2	A	Computer Sciences Co, 7.5%, 8/8/05	175,000	190,740
BAA1	BBB	Lexmark International, 6.75%, 5/15/08	200,000	208,580
BAA2	BBB	Motorola Inc, 6.75%, 2/1/06	100,000	97,148
		TELECOMMUNICATIONS: 2.3%
BAA2	BBB+	AT&T Corp, 6%, 3/15/09	200,000	158,246
		TRANSPORTATION — ROAD & RAIL: 3.2%
BAA1	BBB	Norfolk Southern Corp, 7.35%, 5/15/07	200,000	220,041
		UTILITIES: 2.2%
BAA3	BBB	Toledo Edison, 8.7%, 9/1/02	150,000	151,148
		TOTAL CORPORATE DEBT SECURITIES (cost $4,095,956)		$4,162,003
		COLLATERALIZED MORTGAGE OBLIGATIONS: 6.3% of net assets (cost $422,817)
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32	396,675	405,116
Aaa	AAA	Ryland Acceptance Corp., Class Four, Series 76, 9%, 8/1/18	22,304	23,306
		U.S. GOVERNMENT & AGENCY OBLIGATIONS: 24.1% of net assets
Aaa	AAA	Freddie Mac, 6.25%, 7/15/04	450,000	478,951
Aaa	AAA	Freddie Mac, 6.05%, 2/7/06	500,000	511,954
Aaa	AAA	Fannie Mae, 7.125%, 2/15/05	250,000	272,685
Aaa	AAA	Fannie Mae, 6.625%, 10/15/07	200,000	384,537
		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (cost $1,611,724)		$1,648,127
		REPURCHASE AGREEMENT: 6.5% of net assets
		Morgan Stanley Dean Witter and Company issued 6/28/02 at 1.7%, due 7/01/02, collateralized by $454,029 in United States Treasury Notes due 11/15/07. Proceeds at maturity are $445,063. (cost $445,000)		445,0000
		TOTAL INVESTMENTS: 97.8% of net assets (cost $6,575,497)		$6,683,552
		CASH AND RECEIVABLES LESS LIABILITIES: 2.2% of net assets		147,955
		NET ASSETS: 100%		$6,831,507

Notes to the Portfolio of Investments:

* = Unaudited

Moody’s = Moody’s Investors Services, Inc.

S&P = Standard & Poor’s Corporation

Statements of Assets and Liabilities (unaudited)

	GOVERNMENT FUND	INTERMEDIATE INCOME FUND
ASSETS
Investments, at value (Note 1 and 2)
mInvestment securities*	$5,253,063	$6,238,552
mRepurchase agreements	149,000	445,000
mmTotal investments	5,402,063	6,683,552
Cash	56	138
Receivables
mInvestment securities sold	--	29,000
mInterest	71,683	123,438
mCapital shares sold	--	1,537
Total assets	$5,473,802	$6,837,665
LIABILITIES
mDividends	1,269	2,999
mCapital shares redeemed	639	3,159
Total liabilities	$ 1,908	$ 6,158
NET ASSETS (Note 7)	$5,471,894	$6,831,507
CAPITAL SHARES OUTSTANDING	529,611	1,053,092
NET ASSETS VALUE PER SHARE	$ 10.33	$ 6.49
*INVESTMENT SECURITIES, AT COST	$5,053,358	$6,130,497

Statements of Operations (unaudited)

For the six-months ended June 30, 2002

	GOVERNMENT FUND	INTERMEDIATE INCOME FUND
INVESTMENT INCOME (Note 1)
mInterest income	$ 139,298	$ 198,451
EXPENSES (Notes 3 and 5)
mInvestment Advisory Fees	16,540	20,462
mOther expenses	13,762	14,732
Total Expenses	30,302	35,194
NET INVESTMENT INCOME	$ 108,996	$ 163,257
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
mNet realized gain (loss) on investments	55,552	(203,660)
mChange in net unrealized appreciation (depreciation) of investments	(8,958)	15,297
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS$??	46,594	$(188,363)
TOTAL INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 155,590	$ (25,106)

Statements of Changes in Net Assets

For the periods indicated

	GOVERNMENT FUND		INTERMEDIATE INCOME FUND
	(unaudited) Six Months Ended June 30,	Year Ended Dec. 31,	(unaudited) Six Months Ended June 30,	Year Ended Dec. 31,
	2002	2001	2002	2001
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
mNet investment income	$108,996	$242,517	$163,257	$303,242
mNet realized gain (loss) on investments	55,552	57,366	(203,660)	(12,901)
mChange in net unrealized appreciation (depreciation) on investments	(8,958)	83,970	15,297	127,031
Total increase (decrease) in net assets resulting from operations	155,590	383,853	(25,106)	417,372
DISTRIBUTION TO SHAREHOLDERS
mFrom net investment income	(108,996)	(242,517)	(163,257)	(303,242)
CAPITAL SHARE TRANSACTIONS (Note 8)	143,070	(8,597)	752,399	1,867,314
TOTAL INCREASE IN NET ASSETS	189,664	132,739	564,036	1,981,444
NET ASSETS
Beginning of period	$5,282,230	$5,149,491	$6,267,471	$4,286,027
End of period	$5,471,894	$5,282,230	$6,831,507	$6,267,471

Financial Highlights

(Selected data for a share outstanding throughout each period indicated)

GOVERNMENT FUND

	(unaudited) Six Months Ended June 30,	Year Ended December 31,
	2002	2001	2000	1999	1998
Net asset value beginning of period	$10.24	$9.97	$9.54	$10.22	$9.89
Investment operations
mNet investment income	0.21	0.48	0.51	0.48	0.49
mNet realized and unrealized gain (loss) on investments	0.09	0.27	0.43	(0.68)	0.33
Total from investment operations	0.30	0.75	0.94	(0.20)	0.82
mLess distributions from net investment income	(0.21)	(0.48)	(0.51)	(0.48)	(0.49)
Net asset value, end of period	$10.33	$10.24	$9.97	$9.54	$10.22
Total return (%)	2.95	7.62	10.19	(1.99)	8.52
Ratios and supplemental data
Net assets, end of period (thousands)	$5,472	$5,282	$5,149	$5,206	$5,763
mRatio of expenses to average net assets (%)	1.13[1]	1.15	1.15	1.14	1.15
mRatio of net investment income to average net assets (%)	4.06[1]	4.67	5.31	4.86	4.93
mPortfolio turnover (%)	.16	.34	.33	.12	.46

1 Annualized.

INTERMEDIATE INCOME FUND

	(unaudited) Six Months Ended June 30,	Year Ended December 31,
	2002	2001	2000	1999	1998
Net asset value beginning of period	$6.67	$6.48	$6.31	$6.92	$7.21
Investment operations
mNet investment income	0.16	0.37	0.40	0.46	0.58
mNet realized and unrealized gain (loss) on investments	(0.18)	0.19	0.17	(0.61)	(0.29)
Total from investment operations	(0.02)	0.56	0.57	(0.15)	0.29
mLess distributions from net investment income	(0.16)	(0.37)	(0.40)	(0.46)	(0.58)
Net asset value, end of period	$6.49	$6.67	$6.48	$6.31	$6.92
Total return (%)	(0.29)	8.81	9.49	(2.20)	4.07
Ratios and supplemental data
Net assets, end of period (thousands)	$6,832	$6,267	$4,286	$5,195	$6,154
mRatio of expenses to average net assets (%)	1.06[1]	1.07	1.08	1.11	1.16
mRatio of net investment income to average net assets (%)	4.92[1]	5.61	6.43	6.97	8.11
mPortfolio turnover (%)	.38	.28	.18	.63	.43

1 Annualized.

Notes to Financial Statements

For the six-months ended June 30, 2002

1. Summary of Significant Accounting Policies. Mosaic Income Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. This report contains information about two separate funds whose principal objectives are to obtain high current income (the "Funds"). The Government Fund invests in securities of the U. S. Government and its agencies. The Intermediate Income Fund invests in investment grade corporate, government and government agency fixed income securities. The Intermediate Income Fund may also invest a portion of its assets in securities rated as low as "B" by Moody’s Investors Service, Inc. or Standard & Poor’s Corporation. A third Mosaic Income Trust portfolio, available to certain institutional investors (as defined in the fund’s prospectus) presents its financial information in a separate report.

Securities Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available, are valued at the mean between their bid and asked prices. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount is accreted over the expected life of each applicable security. Other income is accrued as earned.

Distribution of Income and Gains:_Net investment income, determined as gross investment income less expenses, is declared as a regular dividend and distributed to shareholders monthly. Capital gain distributions, if any, are declared and paid annually at calendar year end. Additional distributions may be made if necessary.

Income Tax:_No provision is made for Federal income taxes since it is the intention of the Trust to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal income taxes. As of December 31, 2001, the Government and Intermediate Income Funds had available for federal income tax purposes the following unused capital loss carryovers:

Expiration Date GovernmentFund Intermediate Income Fund

Expiration Date	Government Fund	Intermediate Income Fund
December 31, 2002	--	$928,917
December 31, 2003	$211,223	94,831
December 31, 2004	44,628	--
December 31, 2005	64,210	293
December 31, 2006	--	239,050
December 31, 2007	8,554	486,268
December 31, 2008	5,458	89,747
December 31, 2009	--	12,901

A portion of the Intermediate Income Fund’s capital loss carryovers were acquired through its merger with Mosaic Bond Fund on July 1, 1999, and are subject to certain limitations.Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Trust purchases securities under agreements to resell, the securities are held for safekeeping by the Trust’s custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Trust’s custodian bank. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations.

3. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc., ("the Advisor"), earns an advisory fee equal to 0.625% per annum of the average net assets of each of the Funds; the fees are accrued daily and are paid monthly.

4. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2002 were as follows:

	Purchases	Sales
Government Fund:
U.S. Gov’t Securities	$1,188,096	$785,146
Other	--	--
Intermediate Income Fund:
U.S. Gov’t Securities	$1,078,618	$503,925
Other	1,818,578	1,834,156

5. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for each Fund to have all other necessary operational and support services for a fee based on a percentage of average net assets. This percentage is 0.52% for the Government Fund and 0.45% for the Intermediate Income Fund. These fees are accrued daily and paid monthly.

The Advisor is also responsible for the fees and expenses of Trustees who are affiliated with the Advisor and for certain promotional expenses.

6. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are stated as follows as of June 30, 2002:

	Government Fund	Intermediate Income Fund
Aggregate Cost	$5,202,358	$6,575,497
Gross unrealized appreciation	200,970	177,446
Gross unrealized depreciation	(1,265)	(69,391)
Net unrealized appreciation	$ 199,705	$ 108,055

7. Net Assets. At June 30, 2002, net assets include the following:

	Government Fund	Intermediate Income Fund
Net paid in capital on shares of beneficial interest	$5,550,710	$8,779,119
Accumulated net realized losses	(278,521)	(2,055,667)
Net unrealized appreciation on investments	199,705	108,055
Total net assets	$5,471,894	$6,831,507

8. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the following periods were:

Government Fund	(unaudited) Six Months Ended June 30, 2002	Year Ended Dec. 31, 2001
In Dollars
Shares sold	$ 320,477	$446,633
Shares issued in reinvestment of dividends	100,769	220,258
Total shares issued	421,246	666,891
Shares redeemed	(278,176)	(675,488)
Net decrease	$ 143,070	$ (8,597)
In Shares
Shares sold	35,849	49,415
Shares issued in reinvestment of dividends	9,834	21,648
Total shares issued	45,683	71,063
Shares redeemed	(31,690)	(71,979)
Net increase (decrease)	13,993	(916)

Intermediate Income Fund	(unaudited) Six Months Ended June 30, 2002	Year Ended Dec. 31, 2001
In Dollars
Shares sold	$1,190,058	$2,807,437
Shares issued in reinvestment of dividends	139,610	249,844
Total shares issued	1,329,668	3,057,281
Shares redeemed	(577,269)	(1,189,967)
Net increase	$ 752,399	$1,867,314
In Shares
Shares sold	182,207	429,728
Shares issued in reinvestment of dividends	21,249	37,396
Total shares issued	203,456	467,124
Shares redeemed	(89,998)	(188,785)
Net increase	113,458	278,339

SEMI-ANNUAL REPORT

(UNAUDITED)

June 30, 2002

Mosaic Income Trust

mMosaic Institutional Bond Fund

Contents

Letter to Shareholders	1
Management’s Discussion of Fund Performance
mReview of Period	2
mFund Overview	2
Portfolio of Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	5
Notes to Financial Statements	6

Letter to Shareholders

Investors were tested this past six months with a major bear market in stocks, and a bond market nervous over interest rates, geo-political stresses, and a series of corporate scandals. Investors in Mosaic Institutional Bond Fund weathered these turbulent times with a positive return.

The combination of stock market woes, miniscule returns on money markets, and low yields on bonds gave many investors pause regarding just where they should be invested. At times like these, it is often best to return to fundamentals and reexamine investment goals. Certainly this period was an affirmation for investors who depend on bonds to provide regular income and dampen investment volatility. We are encouraging all our investors to look carefully at their investments and to make sure that they have an asset allocation strategy that makes sense going forward.

In a low-interest rate environment, there is natural concern about the prospects for bond returns. Rising interest rates will drive down the value of existing bonds. As active bond managers, we are acutely sensitive to this scenario, and have been gradually reducing the average maturity in Institutional Bond. This will make the fund less sensitive to any future increases in interest rates, while giving us the ability to increase the yield of the portfolios should higher-yielding bonds come into the marketplace.

Over the past year many investors have been finding new attractions in bonds and bond funds. We want to thank all of our shareholders, old and new, for their continued confidence in Mosaic.

Sincerely,

(signature)

Katherine Frank
President

Management’s Discussion of Fund Performance

Review of Period

The first six months of 2002 saw a steady stream of negative corporate news, a stock market spiraling downward, and paradoxically, many signs of a firming economy. American consumers continued to spend on housing, autos and general retail items at an accelerating clip. Although corporate profits were hardly robust, they turned higher. Leading economic indicators showed expansion, while consumer confidence held at high levels. Based on this evidence, expectations would be for rising interest rates and constrained returns for bonds. Instead, rates actually fell, with the 10-year Treasury ending the period at a yield of 4.80%. In the wake of a series of corporate scandals and a crisis in confidence in corporate governance, the Federal Reserve Board held firm, keeping short-term interest rates at multi-decade lows.

Why has the normal relationship between the economy and the bond market decoupled? Quite simply, the strength of bonds has been driven by intangibles: fears driven by terrorism and international troubles and steady news of corporate scandals.

It is our belief that these conditions are temporary, and these emotional constraints will give way to fundamentals. For instance, we are already seeing significant measures to deal with corporate fraud, and although economic growth appeared to slow into the latter part of this six-month period, it was growth nonetheless.

Fund Overview

Mosaic Institutional Bond Fund returned 0.34% for the semi-annual period ended June 30, 2002. This return was lower than the fund’s peers, as the Lipper Intermediate Investment Grade Index advanced 2.50%. This reflects management’s defensive positioning of the portfolio at a shorter duration, a strategy that was not rewarded over this past six months, and our belief that corporate bonds should return to their historic outperformance over government issues. However, if the economy continues to recover, investors will begin to react to the prospect of higher rates, and the fund will then benefit from a shorter duration position and a concentration on corporate bonds. The fund was also directly impacted by one of the major corporate scandals of the period, as its holdings of WorldCom bonds plummeted following revelations of corporate fraud. These bonds were sold in the wake of this announcement, reflecting our complete loss of faith in the firm’s financial position.

The bulk of the fund was invested in high-quality, intermediate corporate bonds throughout the period, with much of the remainder in government agency securities.

Looking forward, we continue to believe that a recovering economy will be a positive for corporate bonds. Corporate bond yields continue to have a yield advantage as well, which we expect will help overall returns and mitigate the effect of rising rates on our holdings.

FUND-AT-A-GLANCE
Objective: Mosaic Institutional Bond seeks total investment return through a combination of intermediate corporate and government bonds.

Net Assets: $6.5 million

Date of Inception: May 1, 2000

Ticker: MIIBX

Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Value
Moody’s	S&P
		DEBT INSTRUMENTS: 91.8% of net assets
		CORPORATE OBLIGATIONS: 61.2%
A1	A+	American Express, 6.75%, 6/23/04	$125,000	$133,347
AA1	AA	Associates Corp, 5.75%, 11/1/03	220,000	228,661
AA3	A	Bank of America, 7.5%, 9/15/06	200,000	220,760
AA3	A	Bank One Corp, 7.625%, 8/1/05	150,000	164,508
A2	A	Cardinal Health Inc, 6.25%, 7/15/08	205,000	216,301
A2	A	Coca-Cola Enterprise, 5.25%, 5/15/07	200,000	204,670
A2	A	Computer Sciences Co, 7.5%, 8/8/05	185,000	201,639
A3	A	Disney, 4.875%, 7/2/04	185,000	189,138
A3	BBB+	Ford Motor Credit, 6.875%, 2/1/06	200,000	204,774
A2	BBB+	GMAC, 5.75%, 11/10/03	220,000	225,611
A2	A	Household Finance Co, 7.875%, 3/1/07	135,000	144,127
A1	AA-	International Lease Finance, 5.75%, 10/15/06	200,000	206,528
A3	A	Kohl's Corporation, 6.7%, 2/1/06	190,000	205,034
A2	A	Kraft Foods Inc, 5.625%, 11/1/11	230,000	228,335
AA3	AA	Merrill Lynch, 5.35%, 6/15/04	220,000	226,464
A1	A+	MGIC Investment Corp, 7.5%, 10/15/05	175,000	191,634
AA3	AA	SBC Communication, 5.75%, 5/2/06	185,000	191,331
AA3	AA	Texaco Capital Inc, 5.5%, 1/15/09	150,000	153,158
A2	A	Texas Instruments, 6.125%, 2/1/06	160,000	166,996
AA2	A+	Wells Fargo & Co, 6.625%, 7/15/04	160,000	170,760
AA3	A+	WPS Resources Corp, 7%, 11/1/09	100,000	107,101
		U.S. GOVERNMENT & AGENCY OBLIGATIONS: 30.6%
Aaa	AAA	Federal Home Loan Bank, 5.375%, 1/5/04	300,000	312,053
Aaa	AAA	Freddie Mac, 6.25%, 7/15/04	560,000	596,029
Aaa	AAA	Fannie Mae, 6.375%, 11/15/03	630,000	663,365
Aaa	AAA	Fannie Mae, 7.125%, 2/15/05	10,000	10,908
Aaa	AAA	Fannie Mae, 7.125%, 3/15/07	10,000	11,175
Aaa	AAA	Fannie Mae, 6.375%, 6/15/09	370,000	400,790
		TOTAL DEBT INSTRUMENTS (cost $5,722,276)		$5,975,197
		REPURCHASE AGREEMENT: 6.1% of net assets
		Morgan Stanley Dean Witter and Company issued 6/28/02 at 1.7%, due 7/1/02, collateralized by $404,035 in United States Treasury Notes due 11/15/07. Proceeds at maturity are $396,056 (cost $ 396,000)		396,000
		TOTAL INVESTMENTS: 97.9% of net assets (cost $6,118,276)		$6,371,197
		CASH AND RECEIVABLES LESS LIABILITIES: 2.1% of net assets		133,762
		NET ASSETS: 100%		$6,504,959

*Unaudited

Statement of Assets and Liabilities (unaudited)

ASSETS
Investments, at value (Notes 1 and 2)
mInvestment securities*	$5,975,197
mRepurchase agreements	396,000
mTotal investments	6,371,197
Cash	370
Receivables
mInvestment securities sold	33,350
mDividends and interest	100,042
Total assets	$6,504,959
NET ASSETS (Note 7)	$6,504,959
CAPITAL SHARES OUTSTANDING	629,402
NET ASSET VALUE PER SHARE	$000,10.34
*INVESTMENT SECURITIES, AT COST	$5,722,276

Statement of Operations(unaudited)

For the six-months ended June 30, 2002

INVESTMENT INCOME (Note 1)
mInterest income	$(158,951
EXPENSES (Notes 3 and 5)
mInvestment advisory fees	9,533
mOther expenses	4,767
Total expenses	14,300
NET INVESTMENT INCOME	$(144,651
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
mNet realized loss on investments	(188,986)
mChange in net unrealized appreciation of investments	66,674
Net realized and unrealized loss on investments	$(122,312)
TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$( 22,339

Statements of Changes in Net Assets

For the period indicated

	(unaudited) Six Months Ended June 30, 2002	Year Ended Dec. 31, 2001
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
mNet investment income	$ 144,651	$ 342,591
mNet realized gain (loss) on investments	(188,986)	134,203
mChange in net unrealized appreciation on investments	66,674	55,786
Total increase in net assets resulting from operations	22,339	532,580
DISTRIBUTIONS TO SHAREHOLDERS
mFrom net investment income	(144,651)	(342,591)
mFrom net capital gains	--	(19,811)
Total distributions	(144,651)	(362,402)
CAPITAL SHARE TRANSACTIONS (Note 8)	302,648	626,740
TOTAL INCREASE IN NET ASSETS	$ 180,336	$ 796,918
NET ASSETS
mBeginning of period	$6,324,623	$5,527,705
mEnd of period	$6,504,959	$6,324,623

Financial Highlights

Selected data for a share outstanding throughout each period indicated

	(unaudited) Six Months Ended June 30, 2002	Year Ended Dec. 31, 2001
Net asset value beginning of period	$10.54	$10.22
Investment operations
mNet investment income	0.24	0.60
mNet realized and unrealized gain (loss) on investments	(0.20)	0.35
Total from investment operations	0.04	0.95
mLess distributions:
mmFrom net investment income	(0.24)	(0.60)
mmFrom net capital gains	.--	(0.03)
Total distributions	(0.24)	(0.63)
Net asset value, end of period	$10.34	$10.54
Total return (%)	0.34	9.47
Ratios and supplemental data
Net assets, end of period (thousands)	$6,505	$6,325
mRatio of expenses to average net assets (%)	0.44[1]	0.45
mRatio of net investment income to average net assets (%)	4.49[1]	5.68
mPortfolio turnover (%)	.18	.68

1Annualized.

Notes to Financial Statements

For the six-months ended June 30, 2002

1. Summary of Significant Accounting Policies.Mosaic Income Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust currently offers three portfolios, each of which is a diversified mutual fund. This report contains information about one of these portfolios, the Mosaic Institutional Bond Fund (the "Fund"), which commenced operations May 1, 2000. Its objective is total return within the policy limitations of investing only in intermediate term securities rated at least "A" by Moody’s Investors Service, Inc. or Standard & Poor’s Corporation. The remaining two Trust portfolios present their financial information in a separate report.

Securities Valuation: Securities traded on a national securities exchange are valued at their closing sale price. Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which questions are readily available, are valued at the mean between their bid and asked prices. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount is accreted over the expected life of each applicable security. Other income is accrued as earned.

Distribution of Income and Gains: Net investment income, determined as gross investment income less expenses, is declared as a regular dividend and distributed to shareholders quarterly. Capital gains distributions, if any, are declared and paid annually at year end. Additional distributions may be made if necessary.

Income Tax: No provision is made for Federal income taxes since it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal income taxes.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Fund purchases securities under agreements to resell, the securities are held for safekeeping by the Fund’s custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping withthe Fund’s custodian bank. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations.

3. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Fund, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc., ("the Advisor"), earns an advisory fee equal to 0.30% per annum of the average net assets of the Fund. The fees are accrued daily and are paid monthly.

4. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the year ended June 30, 2002 were as follows:

	Purchases	Sales
U. S. Gov’t Securities	$ 312,093	$ --
Other	$1,048,647	$1,046,229

5. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for the Fund to have all other necessary operational and support services for a fee based on a percentage (0.15%) of average net assets. These fees are accrued daily and paid monthly.

The Advisor is also responsible for the fees and expenses of Trustees who are affiliated with the Advisor and for certain promotional expenses.

6. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are as follows as of June 30, 2002:

Aggregate Cost	$6,118,276
Gross unrealized appreciation	252,921
Gross unrealized depreciation	--
Net unrealized appreciation	$ 252,921

7. Net Assets. At June 30, 2002, net assets include the following:

Net paid in capital on shares of beneficial interest	$6,413,098
Accumulated net realized loss	(161,060)
Net unrealized appreciation on investments	252,921
Total Net Assets	$6,504,959

8. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

	(unaudited) Six Months Ended June 30, 2002	Year Ended Dec. 31, 2001
In Dollars
Shares sold	$161,012	$414,052
Shares issued in reinvestment of dividends	144,651	362,402
Total shares issued	305,663	776,454
Shares redeemed	(3,015)	(149,714)
Net increase	$302,648	$626,740
In Shares
Shares sold	15,365	39,302
Shares issued in reinvestment of dividends	13,983	34,532
Total shares issued	29,348	73,834
Shares redeemed	(286)	(14,235)
Net increase	29,062	59,599